Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows used in operating activities:
Net loss	¥ (199,334)	$ (37,533)	¥ (262,500)	¥ (369,542)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	84,927	6,375	44,583	75,806
Depreciation and amortization of property, equipment and software	8,248	1,379	9,646	12,264
Amortization of right-of-use assets	34,360	7,517	52,570	28,557
(Gains)/loss from disposal of property, equipment and software	417	8	56	512
Equity in (income)/loss of affiliates	(2,429)			5,951
Gains from disposal of subsidiaries, net	(6,626)	(1,120)	(7,829)
Impairment loss for equity investments accounted for using measurement alternative (Note 7)				3,461
Inventory valuation adjustments	9,950	3,579	25,029	9,310
Reversal of credit losses	(285)	(66)	(463)	(2,631)
Discounting impact of non-current consideration payables	833	102	712	3,761
Fair value impact of the issuance of senior convertible preferred shares (Note 11, 16)				11,776
Gains from waiver of operating payables (Note 12)	(9,703)	(6,490)	(45,383)	(10,604)
Losses from extinguishment of debt	(35,222)
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	(10,111)	(6,419)	(44,900)	(15,312)
Loans recognized as a result of payments under guarantees	285	66	463	2,342
Inventory	(105,838)	(52,121)	(364,488)	(11,622)
Payables, accruals and other current liabilities net of discounting impact	46,724	13,223	92,455	33,030
Deferred revenue	12,324	3,670	25,665	495
Consideration payable to WeBank, net of discounting impact	(22,500)	(4,290)	(30,000)	(40,000)
Net cash used in operating activities	(193,980)	(72,120)	(504,400)	(262,446)
Cash flows used in investing activities:
Proceeds from disposal of property, equipment and software	336	46	323	1,354
Purchase of property, equipment and software	(5,163)	(3,071)	(21,475)	(12,693)
Proceeds from disposal of an equity investment under the equity method	2,429
Net cash used in investing activities	(2,398)	(3,025)	(21,152)	(11,339)
Cash flows from financing activities:
Proceeds from borrowings	165,211	39,374	275,343	78,181
Repayment of borrowings	(14,433)	(13,850)	(96,851)	(20,000)
Payments to shareholders for the reimbursement of ADS conversion fee	(2,308)	(512)	(3,578)
Proceeds from exercise of share options	3			4
Proceeds from non-controlling shareholders		5,505	38,500
Proceeds from the issuance of senior convertible preferred shares	49,837			147,116
Proceeds from the issuance of senior convertible preferred shares		52,641	368,125
Net cash generated from financing activities	198,310	83,158	581,539	205,301
Effect of exchange rate changes on cash, cash equivalents and restricted cash	14	166	1,163	(914)
Net decrease in cash, cash equivalents and restricted cash	1,946	8,179	57,198	(69,398)
Cash, cash equivalents and restricted cash at beginning of the period	23,933	3,701	25,879	93,331
Cash, cash equivalents and restricted cash at end of the period	25,879	11,880	83,077	23,933
Supplemental disclosure of cash flow information
- Cash paid for income tax	52	6	40	288
- Cash paid for interest (Note 8)	6,584	1,917	13,404	2,586
Supplemental schedule of non-cash investing and financing activities
- Settlement of finance lease liabilities with the issuance of redeemable non-controlling interests (Note 17)		18,267	127,746	147,090
-Net settlement of long-term debt with subscription receivable from preferred shareholders (Note 15)				417,223
- Net settlement of long-term debt and advisory expense with long-term investment (Note 8)	¥ 271,200